CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 1,007	$ 549	$ 1,554	$ 3,856
Costs and expenses
Cost of revenue (exclusive of depreciation and amortization)	327	306	579	3,656
Research and development	13,118	4,094	25,094	18,115
Selling, general and administrative	13,357	3,988	22,413	17,303
Depreciation and amortization	191	253	886	2,040
Loss on purchase commitments			0	1,165
Transaction costs	12,035	45	217	105
Total operating expenses	39,028	8,686	49,189	42,384
Loss from operations	(38,021)	(8,137)	(47,635)	(38,528)
Other expense, net
Pay-to-Play financing charge			0	(35,832)
Debt financing charge on convertible notes			(464)	(3,145)
Other, net	(19)	(229)	1,903	(255)
Loss on foreign exchange transactions	(29)	(49)	(228)	50
Change in fair value of convertible notes	(165,703)	(4,651)	(10,022)	(9,532)
Change in fair value of warrant liabilities	(60,345)	(3,515)	(5,701)	(945)
Change in fair value of earnout share liabilities	116,518
Total other income (expense), net	(109,578)	(8,444)	(14,512)	(49,659)
Total loss before income taxes	(147,599)	(16,581)	(62,147)	(88,187)
Provision for income taxes	162	162	(952)	(598)
Net loss	$ (147,761)	$ (16,743)	$ (61,195)	$ (87,589)
Net loss per share - basic	$ (1.61)	$ (1.23)	$ (3.5)	$ (20.79)
Net loss per share - diluted	$ (1.61)	$ (1.23)	$ (3.5)	$ (20.79)
Weighted average number of shares outstanding - basic	91,747,685	13,613,270	17,476,105	4,213,244
Weighted average number of shares outstanding - diluted	91,747,685	13,613,270	17,476,105	4,213,244
Hardware revenue
Revenue
Total revenue	$ 1,007	$ 3	$ 29	$ 16
Related Party | Engineering services revenue
Revenue
Total revenue		$ 546	$ 1,525	$ 3,840